Lease (Details)	Jun. 30, 2023 USD ($)
Leases [Abstract]
2024	$ 19,752
Total undiscounted lease payments	19,752
Less imputed interest	(377)
Total lease liabilities	19,375
Less: total lease liabilities - discontinued operations	(19,375)
Total lease liabilities - continuing operations